Interests in Other Entities	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
INTERESTS IN OTHER ENTITIES

NOTE 7 - INTERESTS IN OTHER ENTITIES

Subsidiaries:

Set forth below are details regarding the Company's subsidiaries as of December 31, 2018 and 2017:

Name of company	Principal place of business	Nature of business activities	Percentage held directly by the Company	Rate of shares held by the Company
			%
Safe-T Data A.R Ltd.	Israel	Development of data security software	100	100
Safe-T USA Inc.	USA	Business development and sales in the USA	-	100
RSAccess Ltd.*	Israel	Development of data security software	Ceased operation

*	RSAccess Ltd. (hereinafter - "RSAccess") completed its merger into Safe-T on September 2017. For further details see Note 20(b).